DELAWARE GROUP® GOVERNMENT FUND

Delaware Core Plus Bond Fund
(the "Fund")

Supplement to the Fund's Statutory and Summary Prospectuses
dated November 28, 2012

On November 14-15, 2012, the Board of Trustees of Delaware Group Government Fund voted to approve certain changes related to the Fund’s investment strategies. These changes include: (i) decreasing the minimum required investment in U.S. investment grade securities to 50% from 65% of net assets; (ii) increasing the limitation on high yield securities from 20% to 30% of net assets and removing the U.S. component; (iii) increasing the limitation on investments in international securities from 20% to 30% of net assets; and (iv) removing the 5% limitation on investments in foreign high yield securities (effectively permitting the Fund to invest up to 30% of its assets in such securities). As a result of these changes, the following disclosure will replace the Fund’s current disclosure relating to certain investment strategies and risks. These changes will be effective sixty (60) days after the date of this Supplement.

The following information replaces the second paragraph in the section entitled, “Fund summary – What are the Fund’s principal investment strategies?” in the Prospectus and in the section entitled “What are the Fund’s principal investment strategies?” in the Summary Prospectus:

The Fund will invest at least 50% of its net assets in domestic (U.S.) investment grade debt securities (the "core" portion of the portfolio). Such securities may include, but are not limited to, debt securities issued by the U.S. government and its agencies, high-quality corporate bonds, and mortgage-backed and asset-backed securities. In addition to this core allocation, the Fund may also invest in high yielding, lower-quality corporate bonds (also called "junk bonds") and foreign securities. However, the Fund may invest no more than 30% of its net assets in high yield securities and no more than 30% of its net assets in foreign securities. Moreover, the Fund’s total non-U.S. dollar currency exposure will be limited, in aggregate, to no more than 10% of net assets, and the Fund's investments in emerging markets securities will be limited to no more than 15% of the Fund's net assets. Due to the manner in which the Fund is managed, it may be subject to a high rate of portfolio turnover.

Please keep this Supplement for future reference.

This Supplement is dated November 30, 2012

(Delaware Core Plus Bond Fund)

DELAWARE GROUP® GOVERNMENT FUND

Delaware Core Plus Bond Fund
(the "Fund")

Supplement to the Fund's Statutory and Summary Prospectuses
dated November 28, 2012

On November 14-15, 2012, the Board of Trustees of Delaware Group Government Fund voted to approve certain changes related to the Fund's investment strategies. These changes include: (i) decreasing the minimum required investment in U.S. investment grade securities to 50% from 65% of net assets; (ii) increasing the limitation on high yield securities from 20% to 30% of net assets and removing the U.S. component; (iii) increasing the limitation on investments in international securities from 20% to 30% of net assets; and (iv) removing the 5% limitation on investments in foreign high yield securities (effectively permitting the Fund to invest up to 30% of its assets in such securities). As a result of these changes, the following disclosure will replace the Fund's current disclosure relating to certain investment strategies and risks. These changes will be effective sixty (60) days after the date of this Supplement.

The following information replaces the second paragraph in the section entitled, "Fund summary – What are the Fund's principal investment strategies?" in the Prospectus and in the section entitled "What are the Fund's principal investment strategies?" in the Summary Prospectus:

The Fund will invest at least 50% of its net assets in domestic (U.S.) investment grade debt securities (the "core" portion of the portfolio). Such securities may include, but are not limited to, debt securities issued by the U.S. government and its agencies, high-quality corporate bonds, and mortgage-backed and asset-backed securities. In addition to this core allocation, the Fund may also invest in high yielding, lower-quality corporate bonds (also called "junk bonds") and foreign securities. However, the Fund may invest no more than 30% of its net assets in high yield securities and no more than 30% of its net assets in foreign securities. Moreover, the Fund's total non-U.S. dollar currency exposure will be limited, in aggregate, to no more than 10% of net assets, and the Fund's investments in emerging markets securities will be limited to no more than 15% of the Fund's net assets. Due to the manner in which the Fund is managed, it may be subject to a high rate of portfolio turnover.

Please keep this Supplement for future reference.

This Supplement is dated November 30, 2012

The Fund will invest at least 50% of its net assets in domestic (U.S.) investment grade debt securities (the "core" portion of the portfolio). Such securities may include, but are not limited to, debt securities issued by the U.S. government and its agencies, high-quality corporate bonds, and mortgage-backed and asset-backed securities. In addition to this core allocation, the Fund may also invest in high yielding, lower-quality corporate bonds (also called "junk bonds") and foreign securities. However, the Fund may invest no more than 30% of its net assets in high yield securities and no more than 30% of its net assets in foreign securities. Moreover, the Fund’s total non-U.S. dollar currency exposure will be limited, in aggregate, to no more than 10% of net assets, and the Fund's investments in emerging markets securities will be limited to no more than 15% of the Fund's net assets. Due to the manner in which the Fund is managed, it may be subject to a high rate of portfolio turnover.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2012
Registrant Name	dei_EntityRegistrantName	DELAWARE GROUP GOVERNMENT FUND
Central Index Key	dei_EntityCentralIndexKey	0000769220
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 30, 2012
Prospectus Date	rr_ProspectusDate	Nov 28, 2012
(Delaware Core Plus Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	delaware_SupplementTextBlock

DELAWARE GROUP® GOVERNMENT FUND

Delaware Core Plus Bond Fund
(the "Fund")

Supplement to the Fund's Statutory and Summary Prospectuses
dated November 28, 2012

On November 14-15, 2012, the Board of Trustees of Delaware Group Government Fund voted to approve certain changes related to the Fund's investment strategies. These changes include: (i) decreasing the minimum required investment in U.S. investment grade securities to 50% from 65% of net assets; (ii) increasing the limitation on high yield securities from 20% to 30% of net assets and removing the U.S. component; (iii) increasing the limitation on investments in international securities from 20% to 30% of net assets; and (iv) removing the 5% limitation on investments in foreign high yield securities (effectively permitting the Fund to invest up to 30% of its assets in such securities). As a result of these changes, the following disclosure will replace the Fund's current disclosure relating to certain investment strategies and risks. These changes will be effective sixty (60) days after the date of this Supplement.

The following information replaces the second paragraph in the section entitled, "Fund summary – What are the Fund's principal investment strategies?" in the Prospectus and in the section entitled "What are the Fund's principal investment strategies?" in the Summary Prospectus:

The Fund will invest at least 50% of its net assets in domestic (U.S.) investment grade debt securities (the "core" portion of the portfolio). Such securities may include, but are not limited to, debt securities issued by the U.S. government and its agencies, high-quality corporate bonds, and mortgage-backed and asset-backed securities. In addition to this core allocation, the Fund may also invest in high yielding, lower-quality corporate bonds (also called "junk bonds") and foreign securities. However, the Fund may invest no more than 30% of its net assets in high yield securities and no more than 30% of its net assets in foreign securities. Moreover, the Fund's total non-U.S. dollar currency exposure will be limited, in aggregate, to no more than 10% of net assets, and the Fund's investments in emerging markets securities will be limited to no more than 15% of the Fund's net assets. Due to the manner in which the Fund is managed, it may be subject to a high rate of portfolio turnover.

Please keep this Supplement for future reference.

This Supplement is dated November 30, 2012

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will invest at least 50% of its net assets in domestic (U.S.) investment grade debt securities (the "core" portion of the portfolio). Such securities may include, but are not limited to, debt securities issued by the U.S. government and its agencies, high-quality corporate bonds, and mortgage-backed and asset-backed securities. In addition to this core allocation, the Fund may also invest in high yielding, lower-quality corporate bonds (also called "junk bonds") and foreign securities. However, the Fund may invest no more than 30% of its net assets in high yield securities and no more than 30% of its net assets in foreign securities. Moreover, the Fund’s total non-U.S. dollar currency exposure will be limited, in aggregate, to no more than 10% of net assets, and the Fund's investments in emerging markets securities will be limited to no more than 15% of the Fund's net assets. Due to the manner in which the Fund is managed, it may be subject to a high rate of portfolio turnover.